STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share Capital [Member]	Additional paid-in capital [Member]	Treasury stock, at cost [Member]	Accumulated other comprehensive income (loss) [Member]	Retained earnings [Member]	Total
Balance at Dec. 31, 2018	$ 693	$ 383,536	$ (120,717)	$ (1,110)	$ 101,555	$ 363,957
Balance, shares at Dec. 31, 2018	46,347,403
Repurchase of ordinary shares			(24,509)			(24,509)
Repurchase of ordinary shares, shares	(998,399)
Issuance of shares upon exercise of shares options and vesting of restricted shares units	$ 17	17,981				17,998
Issuance of shares upon exercise of stock options and vesting of restricted shares units, shares	1,638,753
Stock based compensation		13,064				13,064
Other comprehensive loss, net of tax				2,255		2,255
Net income					22,566	22,566
Balance at Dec. 31, 2019	$ 710	414,581	(145,226)	1,145	124,121	395,331
Balance, shares at Dec. 31, 2019	46,987,757
Repurchase of ordinary shares			(45,326)			(45,326)
Repurchase of ordinary shares, shares	(1,953,960)
Issuance of shares upon exercise of shares options and vesting of restricted shares units	$ 11	11,892				11,903
Issuance of shares upon exercise of stock options and vesting of restricted shares units, shares	1,353,092
Stock based compensation		16,545				16,545
Other comprehensive loss, net of tax				372		372
Net income					9,636	9,636
Balance at Dec. 31, 2020	$ 721	443,018	(190,552)	1,517	133,757	$ 388,461
Balance, shares at Dec. 31, 2020	46,386,889					46,386,889
Repurchase of ordinary shares			(52,471)			$ (52,471)
Repurchase of ordinary shares, shares	(1,871,119)
Issuance of shares upon exercise of shares options and vesting of restricted shares units	$ 9	10,581				10,590
Issuance of shares upon exercise of stock options and vesting of restricted shares units, shares	1,356,187
Stock based compensation		17,574				17,574
Other comprehensive loss, net of tax				(1,972)		(1,972)
Net income					7,811	7,811
Balance at Dec. 31, 2021	$ 730	$ 471,173	$ (243,023)	$ (455)	$ 141,568	$ 369,993
Balance, shares at Dec. 31, 2021	45,871,957					45,871,957